ACCOUNTING STANDARDS AND BASIS OF PREPARATION - Subsidiaries (Details)	1 Months Ended	12 Months Ended
	Feb. 28, 2026	Jun. 30, 2026	Jun. 30, 2025
DETAILS OF PRINCIPAL SUBSIDIARIES NOW COMPRISING THE GROUP
Percentage of ownership interest disposed	20.00%
RASA Holding, LLC
DETAILS OF PRINCIPAL SUBSIDIARIES NOW COMPRISING THE GROUP
Proportion of ownership interest in subsidiary		100.00%	100.00%
Rizobacter Argentina S.A.
DETAILS OF PRINCIPAL SUBSIDIARIES NOW COMPRISING THE GROUP
Proportion of ownership interest in subsidiary		80.00%	80.00%
Rizobacter do Brasil Ltda.
DETAILS OF PRINCIPAL SUBSIDIARIES NOW COMPRISING THE GROUP
Proportion of ownership interest in subsidiary		80.00%	80.00%
Rizobacter del Paraguay S.A.
DETAILS OF PRINCIPAL SUBSIDIARIES NOW COMPRISING THE GROUP
Proportion of ownership interest in subsidiary		80.00%	80.00%
Rizobacter Uruguay
DETAILS OF PRINCIPAL SUBSIDIARIES NOW COMPRISING THE GROUP
Proportion of ownership interest in subsidiary		80.00%	80.00%
Rizobacter South Africa
DETAILS OF PRINCIPAL SUBSIDIARIES NOW COMPRISING THE GROUP
Proportion of ownership interest in subsidiary		76.00%	76.00%
Comer. Agrop. Rizobacter de Bolivia S.A.
DETAILS OF PRINCIPAL SUBSIDIARIES NOW COMPRISING THE GROUP
Proportion of ownership interest in subsidiary		80.00%	80.00%
Rizobacter USA, LLC
DETAILS OF PRINCIPAL SUBSIDIARIES NOW COMPRISING THE GROUP
Proportion of ownership interest in subsidiary		80.00%	80.00%
Rizobacter Colombia SAS
DETAILS OF PRINCIPAL SUBSIDIARIES NOW COMPRISING THE GROUP
Proportion of ownership interest in subsidiary		80.00%	80.00%
Rizobacter France SAS
DETAILS OF PRINCIPAL SUBSIDIARIES NOW COMPRISING THE GROUP
Proportion of ownership interest in subsidiary		80.00%	80.00%
Bioceres Crops S.A.
DETAILS OF PRINCIPAL SUBSIDIARIES NOW COMPRISING THE GROUP
Proportion of ownership interest in subsidiary		90.00%	90.00%
BCS Holding Inc
DETAILS OF PRINCIPAL SUBSIDIARIES NOW COMPRISING THE GROUP
Proportion of ownership interest in subsidiary		100.00%	100.00%
Bioceres Semillas S.A.U.
DETAILS OF PRINCIPAL SUBSIDIARIES NOW COMPRISING THE GROUP
Proportion of ownership interest in subsidiary		80.00%	80.00%
Percentage of voting equity interests acquired			100.00%
Verdeca LLC
DETAILS OF PRINCIPAL SUBSIDIARIES NOW COMPRISING THE GROUP
Proportion of ownership interest in subsidiary		100.00%	100.00%
Insumos Agroquimicos S.A.
DETAILS OF PRINCIPAL SUBSIDIARIES NOW COMPRISING THE GROUP
Proportion of ownership interest in subsidiary		61.32%	61.32%
Bioceres Crops Do Brasil Ltda.
DETAILS OF PRINCIPAL SUBSIDIARIES NOW COMPRISING THE GROUP
Proportion of ownership interest in subsidiary		100.00%	100.00%
Pro Farm Group Inc.
DETAILS OF PRINCIPAL SUBSIDIARIES NOW COMPRISING THE GROUP
Proportion of ownership interest in subsidiary		100.00%	100.00%
Pro Farm International, OU
DETAILS OF PRINCIPAL SUBSIDIARIES NOW COMPRISING THE GROUP
Proportion of ownership interest in subsidiary			100.00%
Pro Farm Michigan Manufacturing LLC
DETAILS OF PRINCIPAL SUBSIDIARIES NOW COMPRISING THE GROUP
Proportion of ownership interest in subsidiary			100.00%
Pro Farm Russia, LLC
DETAILS OF PRINCIPAL SUBSIDIARIES NOW COMPRISING THE GROUP
Proportion of ownership interest in subsidiary			100.00%
Pro Farm Technologies Comercio de Insumo Agricolas do Brasil Ltda
DETAILS OF PRINCIPAL SUBSIDIARIES NOW COMPRISING THE GROUP
Proportion of ownership interest in subsidiary			99.00%
Pro Farm Technologies, OU
DETAILS OF PRINCIPAL SUBSIDIARIES NOW COMPRISING THE GROUP
Proportion of ownership interest in subsidiary			100.00%
Glinatur S.A.
DETAILS OF PRINCIPAL SUBSIDIARIES NOW COMPRISING THE GROUP
Proportion of ownership interest in subsidiary			100.00%
Rifarm Mexico S.R.L.de C.V.
DETAILS OF PRINCIPAL SUBSIDIARIES NOW COMPRISING THE GROUP
Proportion of ownership interest in subsidiary			100.00%
Natal Agro S.R.L.
DETAILS OF PRINCIPAL SUBSIDIARIES NOW COMPRISING THE GROUP
Proportion of ownership interest in subsidiary		31.00%	51.00%
Percentage of ownership interest disposed	20.00%
Indirect ownership through Rizobacter
DETAILS OF PRINCIPAL SUBSIDIARIES NOW COMPRISING THE GROUP
Percentage of voting equity interests acquired		80.00%